Statutory Reserve (Details) - Schedule of statutory reserve - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of statutory reserve [Abstract]
Balance	$ 779,094	$ 503,640
Appropriation to statutory reserve	462,479	275,454
Balance	$ 1,241,573	$ 779,094